GOODWILL AND INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill [Line Items]
Goodwill impairment loss	$ 218,646
Other intangible assets	260,473	$ 304,525
Other Intangible Assets
Goodwill [Line Items]
Other intangible assets	23,795	22,175
Franchise Rights
Goodwill [Line Items]
Impairment of indefinite-lived intangible assets	105,630
Other intangible assets	236,678	$ 282,350	$ 0
Automotive
Goodwill [Line Items]
Goodwill impairment loss	26,039
Powersports vehicles
Goodwill [Line Items]
Goodwill impairment loss	$ 218,646